COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements
Years ending:	$

2015	1,236,695
2016	1,012,109
2017	916,914
2018	916,914
2019	916,914
After 2019	1,833,828
6,833,374